Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share, reserved for issuance under the Registrant's Omnibus Plan
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	48.35
Maximum Aggregate Offering Price	$ 72,525,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,015.71
Offering Note
(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Goosehead Insurance, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction.
(b) The Amount Registered represents (i) 1,500,000 shares of Class A common stock reserved for issuance under the Registrant’s Amended and Restated Omnibus Incentive Plan (the “Omnibus Plan”) and (ii) 10,000 shares of Class A common stock reserved for issuance under the Registrant’s Employee Stock Purchase Plan (the “ESPP,” and together with the Omnibus Plan, the “Plans”), resulting from the automatic annual increases in the number of shares reserved for issuance under the Plans.
(c) The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($49.65) and low ($47.05) prices of the Registrant's Class A Common Stock as reported on the Nasdaq Global Select Market on March 9, 2026. Under the ESPP, the purchase price of a share of common stock is equal to 95% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less. The Amount of Registration Fee is rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share, reserved for issuance under the Registrant's ESPP
Amount Registered | shares	10,000
Proposed Maximum Offering Price per Unit	45.94
Maximum Aggregate Offering Price	$ 459,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 63.45
Offering Note	The Amount Registered represents (i) 1,500,000 shares of Class A common stock reserved for issuance under the Registrant’s Amended and Restated Omnibus Incentive Plan (the “Omnibus Plan”) and (ii) 10,000 shares of Class A common stock reserved for issuance under the Registrant’s Employee Stock Purchase Plan (the “ESPP,” and together with the Omnibus Plan, the “Plans”), resulting from the automatic annual increases in the number of shares reserved for issuance under the Plans.